Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 624	$ 693
Receivables (net of allowance for doubtful accounts of $34 and $50)	599	619
Deferred income taxes	159	177
Other current assets	456	455
Total current assets	1,838	1,944
Property and equipment, net	638	614
Deferred income taxes	1,352	1,299
Goodwill	842	691
Other intangibles, net	886	923
Other non-current assets	355	361
Total assets exclusive of assets under vehicle programs	5,911	5,832
Assets under vehicle programs:
Program cash	119	116
Vehicles, net	10,215	9,582
Receivables from vehicle manufacturers and other	362	391
Investment in Avis Budget Rental Car Funding (AESOP) LLC—related party	362	363
Assets under vehicle programs	11,058	10,452
Total assets	16,969	16,284
Current liabilities:
Accounts payable and other current liabilities	1,491	1,479
Short-term debt and current portion of long-term debt	28	89
Total current liabilities	1,519	1,568
Long-term debt	3,392	3,305
Other non-current liabilities	766	847
Total liabilities exclusive of liabilities under vehicle programs	5,677	5,720
Liabilities under vehicle programs:
Debt	1,776	1,681
Debt due to Avis Budget Rental Car Funding (AESOP) LLC—related party	6,340	5,656
Deferred income taxes	2,267	2,177
Other	244	279
Total Liabilities under vehicle programs	10,627	9,793
Commitments and contingencies
Stockholders' equity:
Preferred stock, $.01 par value—authorized 10 million shares; none issued and outstanding	0	0
Common stock, $.01 par value—authorized 250 million shares; issued 137,093,424 and 137,081,056 shares	1	1
Additional paid-in capital	7,212	7,893
Accumulated deficit	(2,115)	(2,360)
Accumulated other comprehensive income (loss)	(22)	117
Treasury stock, at cost—31,386,746 and 30,515,721 shares	(4,411)	(4,880)
Total stockholders’ equity	665	771
Total liabilities and stockholders’ equity	$ 16,969	$ 16,284